Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Profit or loss [abstract]
Revenue	$ 1,348.4	$ 1,333.8	$ 1,217.0
Cost of sales	405.3	416.4	401.8
Gross profit	943.1	917.4	815.2
Selling, general & administrative expenses	779.0	792.9	667.6
Operating income	164.1	124.5	147.6
Net interest, finance and other costs	36.0	48.8	54.1
Income before income taxes	128.1	75.7	93.5
Income tax expense	24.5	17.6	24.6
Net income	103.6	58.1	68.9
Attributable to:
Shareholders of the Company	94.8	58.4	72.7
Non-controlling interest	8.8	(0.3)	(3.8)
Net income	$ 103.6	$ 58.1	$ 68.9
Earnings per share attributable to shareholders of the Company
Basic (in CAD per share)	$ 0.98	$ 0.58	$ 0.69
Diluted (in CAD per share)	$ 0.97	$ 0.57	$ 0.69